CONSOLIDATED FINANCIAL STATEMENTS (Tables)	12 Months Ended
Dec. 31, 2017
CONSOLIDATED FINANCIAL STATEMENTS
Schedule of significant consolidated subsidiaries

		Equity Interests
		Total capital (*)
Consolidated company	Country	2017	2016	2015

Gerdau GTL Spain S.L.	Spain	100.00	100.00	100.00
Gerdau Internacional Empreendimentos Ltda. - Grupo Gerdau	Brazil	100.00	100.00	100.00
Gerdau Ameristeel Corporation and subsidiaries (1)	USA/Canada	100.00	100.00	100.00
Gerdau Açominas S.A.	Brazil	99.36	99.35	99.35
Gerdau Aços Longos S.A. and subsidiary (2)	Brazil	99.12	99.11	99.11
Gerdau Steel Inc.	Canada	100.00	100.00	100.00
Gerdau Holdings Inc. and subsidiary (3)	USA	100.00	100.00	100.00
Paraopeba - Fixed-income investment fund (4) (**)	Brazil	10.69	70.93	65.75
Gerdau Holdings Europa S.A. and subsidiaries	Spain	—	—	100.00
Gerdau América Latina Participações S.A.	Brazil	—	99.12	99.12
Gerdau Chile Inversiones Ltda. and subsidiaries (5)	Chile	99.00	99.00	99.99
Gerdau Aços Especiais S.A.	Brazil	—	99.55	99.56
Gerdau Hungria Holdings Limited Liability Company and subsidiaries (6)	Hungary	100.00	100.00	100.00
GTL Equity Investments Corp.	British Virgin Islands	100.00	100.00	100.00
Empresa Siderúrgica del Perú S.A.A. - Siderperú	Peru	90.03	90.03	90.03
Diaco S.A. and subsidiary (note 3.4)	Colombia	—	99.68	99.68
Gerdau GTL México, S.A. de C.V. and subsidiaries (7)	Mexico	100.00	100.00	100.00
Seiva S.A. - Florestas e Indústrias	Brazil	97.73	97.73	97.73
Itaguaí Com. Imp. e Exp. Ltda.	Brazil	—	100.00	100.00
Gerdau Laisa S.A.	Uruguai	100.00	100.00	100.00
Sipar Gerdau Inversiones S.A.	Argentina	99.99	99.99	99.99
Sipar Aceros S.A. and subsidiary (8)	Argentina	99.98	99.96	99.96
Cleary Holdings Corp.	Colombia	—	—	100.00
Sizuca - Siderúrgica Zuliana, C. A.	Venezuela	100.00	100.00	100.00
GTL Trade Finance Inc.	British Virgin Islands	100.00	100.00	100.00
Gerdau Trade Inc.	British Virgin Islands	100.00	100.00	100.00
Gerdau Steel India Ltd.	India	98.90	98.90	98.90

(*) The voting capital is substantially equal to the total capital. The interests reported represent the ownership percentage held directly and indirectly in the subsidiary.

(**) The percentage of participation including interest of the parent company Metalurgica Gerdau S.A. in the investment fund is 51.11% in 2017, 91.58% in 2016 and 82.64% in 2015.

(1) Subsidiaries: Gerdau Ameristeel US Inc., Gerdau Reinforcing Steel, Gerdau Ameristeel Sayreville Inc., TAMCO Steel, Chaparral Steel Company.

(2) Subsidiary: Gerdau Açominas Overseas Ltd.

(3) Subsidiary: Gerdau MacSteel Inc.

(4) Fixed-income investment fund managed by Banco JP Morgan S.A..

(5) Subsidiaries: Aza Participaciones S.A., Gerdau Aza S.A., Armacero Matco S.A., Aceros Cox Comercial S.A., Salomon Sack S.A..

(6) Subsidiaries: Gerdau Hungria y Cia SRC, Bogey Holding Company Spain S.L.

(7) Subsidiaries: Sidertul S.A. de C.V. and GTL Servicios Administrativos México, S.A. de C.V..

(8) Subsidiary: Siderco S.A.

Schedule of interests in joint ventures

		Equity Interests
		Total capital(*)
Joint ventures	Country	2017	2016	2015
Bradley Steel Processors	Canada	50.00	50.00	50.00
MRM Guide Rail	Canada	50.00	50.00	50.00
Gerdau Corsa S.A.P.I. de CV	Mexico	50.00	50.00	50.00
Gerdau Metaldom Corp.	Dominican Rep.	45.00	45.00	45.00
Gerdau Summit Aços Fundidos e Forjados S.A.	Brazil	58.73	—	—
Diaco S.A.	Colombia	49.87	—	—

(*)The voting capital is substantially equal to the total capital. The interests reported represent the ownership percentage held directly and indirectly held in the joint venture.

Schedule of summarized financial information of the joint ventures
	Joint ventures
	2017	2016
Net income	(91,553)	(126,723)
Total comprehensive income	(91,553)	(126,723)

Schedule of interests in associate companies

		Equity interests
		Total capital (*)
Associate companies	Country	2017	2016	2015
Dona Francisca Energética S.A.	Brazil	51.82	51.82	51.82
Corsa Controladora, S.A. de C.V. and subsidiaries	Mexico	49.00	49.00	49.00
Corporación Centroamericana del Acero S.A. and subsidiaries	Guatemala	—	—	30.00

(*)The voting capital is substantially equal to the total capital. The interests reported represent the ownership percentage held directly and indirectly.

Schedule of summarized financial information of the associate companies
	Associate Companies
	2017	2016
Net income	26,099	141,023
Total comprehensive income	26,099	141,023

Schedule of cash paid for business combination

Companies / interest acquired	2017	2016	2015
Business Combination
Armacero Industrial y Comercial S.A.	—	—	20,929

	—	—	20,929

Interest increase in subsidiaries
Gerdau Aços Longos S.A., Gerdau Açominas S.A., Gerdau Aços Especiais S.A. and Gerdau América Latina Participações S.A.	—	—	339,068

	—	—	339,068